RECENTLY ISSUED ACCOUNTING STANDARDS	12 Months Ended
Dec. 31, 2019
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
RECENTLY ISSUED ACCOUNTING STANDARDS	RECENTLY ISSUED ACCOUNTING STANDARDS
Accounting Standards Updates, not yet adopted

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, which revises guidance for the accounting for credit losses on financial instruments within its scope. The standard adds an impairment model known as the current expected credit loss (“CECL”) model that is based on expected losses rather than incurred losses. Under the new guidance, an entity is required to recognize as an allowance its estimate of expected credit losses, which the FASB believes will result in more timely recognition of such losses. Unlike the incurred loss models under existing standards, the CECL model does not specify a threshold for the recognition of an impairment allowance. Rather, an entity will recognize its estimate of expected credit losses for financial assets as of the end of the reporting period. Credit impairment will be recognized as an allowance or contra-asset rather than as a direct write-down of the amortized cost basis of a financial asset. However, the carrying amount of a financial asset that is deemed uncollectible will be written off in a manner consistent with existing standards. In addition, for financial guarantees in the scope of ASC 326, entities must measure the expected credit losses arising from the contingent aspect under the CECL model in addition to recognizing the liability for the noncontingent aspect of the guarantee under ASC 460, Guarantees. A standalone liability representing the amount that it expects to pay on the guarantee related to expected credit losses is required for the contingent aspect. Financial assets measured at fair value through net income are scoped out of CECL. The ASU requires a cumulative-effect adjustment to the retained earnings as of the beginning of the first reporting period in which the guidance is effective. Periods prior to the adoption date that are presented for comparative purposes are not to be adjusted. In November 2018, the FASB issued ASU 2018-19, Financial Instruments – Credit losses (ASC 326), which clarifies that operating lease receivables are not within the scope of ASC 326 and should instead be accounted for under the new leasing standard, ASC 842. The standard is effective for us, and we will adopt the standard from January 1, 2020. Based on our current portfolio of financial assets, we expect to recognize an immaterial cumulative-effect increase to the accumulated deficit as of January 1, 2020.

In August 2018, the FASB issued ASU No. 2018-13, Fair value measurement (Topic 820), which is intended to streamline the disclosure requirements on fair value measurements. Disclosures such as the amounts of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the valuation process for Level 3 fair value measurements were removed. Additional disclosures such as disclosure about changes in unrealized gains and losses included in the other comprehensive income for Level 3 fair value measurements, the range and weighted average of significant unobservable inputs used for Level 3 fair value measurements are required to be reported by the public entities. The accounting update is effective January 1, 2020 and the adoption of the accounting standard is not expected to have any material impact on our consolidated financial statements.

In November 2018, the FASB issued ASU 2018-18, Collaborative Arrangements (Topic 808), to provide clarity on when transactions between entities in a collaborative arrangement should be accounted for under the new revenue standard, ASC 606. In determining whether transactions in collaborative arrangements should be accounted under the revenue standard, the update specifies that entities shall apply unit of account guidance to identify distinct goods or services and whether such goods and services are separately identifiable from other promises in the contract. The accounting update also precludes entities from presenting transactions with a collaborative partner which are not in scope of the new revenue standard together with revenue from contracts with customers. The accounting update is effective January 1, 2020 and the adoption of the accounting standard is not expected to have any material impact on our consolidated financial statements.

Accounting Standards Updates, recently adopted

On January 1, 2019, we adopted ASC 842 Leases which revises the accounting for leases. Under the new lease standard, lessees are required to recognize a right-of-use asset and a lease liability for substantially all leases. The new lease standard requires lessees and lessors to classify most leases as either financing or operating using principles similar to previous lease accounting. The income statement recognition is similar to previous lease accounting and is based on lease classification. The accounting applied by a lessor under the new guidance is substantially equivalent to previous lease accounting guidance.

We adopted the new accounting standard using the modified retrospective transition approach, which allowed us to recognize a cumulative effect adjustment to the opening balance of accumulated deficit in the period of adoption rather than restate our comparative prior year periods. As a lessee, we currently have three major categories of leases - chartered-in vessels, vessels under finance lease and office leases. The adoption of the new accounting standard resulted in the recognition of operating lease right-of-use assets of $205.3 million and related lease liabilities for operating leases of $198.5 million in Total Assets and Total Liabilities, respectively. Upon adoption of ASC 842, the right-of-use asset for operating leases was based on the lease liability. In addition an adjustment was made to reclassify $10.9 million, net, related to deferred rent and prepaid rent. The right-of-use asset for the Golden Hawk lease was also adjusted with $4.1 million relating to an unfavorable value of this contract that was previously recognized as part of a business combination. A deferred gain of $2.5 million from a sale and leaseback transaction in 2015 was recognized as a cumulative-effect adjustment to Total Equity on our Consolidated Balance Sheet on January 1, 2019.

In connection with the adoption of ASC 842, we elected the package of practical expedients for all our leases that permits us not to (i) reassess whether any expired or existing contracts are or contain leases; (ii) reassess the lease classification for any expired or existing leases and (iii) reassess initial direct costs for any existing leases. Additionally, we elected not to use the practical expedient of hindsight in determining the lease term and the practical expedient pertaining to land easements as it is not applicable to us.

Prior to January 1, 2019, we recognized lease expense in accordance with then-existing U.S. GAAP (“prior GAAP”). Because both ASC 842 and prior GAAP generally recognize operating lease expenses on a straight-line basis over the term of the lease arrangement, there were no material differences between the timing and amount of lease expenses recognized under the two accounting methodologies during 2019, 2018 and 2017. However, as we have not applied the practical expedient allowed under the transition guidance of ASC 842 to not separate the lease and non-lease components related to a lease contract and to account for them instead as a single lease component for the purposes of the recognition and measurement requirements of ASC 842, we have a change in presentation in 2019 compared to 2018 and 2017. For vessels chartered in on time charter, we have presented $20.1 million of the non-lease component, or service element, under ship operating expenses as opposed to charter hire expenses in 2019.

We have also elected as an accounting policy not to apply the provisions of ASC 842 to short term leases (i.e., leases with an original term of 12-months or less). As a result, we recognize the lease payments in the income statement on a straight-line basis over the lease term and variable lease payments in the period in which the obligation for those payments is incurred. The accounting policy election for short-term leases is made by class of underlying asset to which the right of use relates.

The adoption of the new accounting standard has not had any material impact for the accounting of our one and only finance lease arrangement which we had as of January 1, 2019.

In determining the appropriate discount rate to use in calculating the present value of our contractual lease payments, we make significant judgments and assumptions to estimate the incremental borrowing rate as the rate implicit in our leases cannot be readily determined. The incremental borrowing rate is defined as the rate of interest that a lessee would have to pay to borrow on a 100% collateralized basis over a term similar to the lease term and amount equal to the lease payments in a similar economic environment.

For arrangements where we are the lessor, the adoption of the new lease standard did not have a material impact on our financial statements as all of our leases are operating leases. For our contracts where we are the lessor, we have elected the practical expedient to not separate non-lease components from the associated lease component and, instead, to account for these components as a single component if both of the following are met: (1) the timing and pattern of transfer of the non-lease component(s) and associated lease component are the same and (2) the lease component, if accounted for separately, would be classified as an operating lease. Revenues from contracts where the non-lease component is the predominant component are accounted for under ASC 606. When a lessor, lease revenue for fixed lease payments is recognized over the lease term on a straight-line basis and lease revenue for variable lease payments is recognized in the period in which the changes in facts and circumstances on which the variable lease payments are based occur. Initial direct costs are expensed over the lease term on the same basis as lease revenue. See also "Note 7, Operating Revenues" and "Note 10, Operating Leases" for additional disclosures on our operating lease arrangements.
In July 2017, the FASB issued ASU No. 2017-11, Earnings Per Share, Distinguishing Liabilities from Equity, and Derivatives and Hedging, which changes the classification of certain equity-linked financial instruments with down round features. As a result, a free standing equity-linked financial instrument or an embedded conversion option would not be accounted for as a derivative liability at fair value as a result of existence of a down round feature. For freestanding equity classified financial instruments, the amendment requires the entities to recognize the effect of the down round feature when triggered in its earnings per share calculations. The Standard was effective for fiscal years beginning after December 15, 2018. The adoption of this accounting standard has not had any material impact on our consolidated financial statements. In August 2017, the FASB issued ASU No. 2017-12, Derivatives and Hedging, which is intended to align the results of the cash flow and fair value hedge accounting with the risk management activities of an entity. The amendments expand the hedge accounting for both financial and non-financial risk components and they reduce the operational burden of applying hedge accounting. The amendment enables the financial statements to reflect accurately the intent and outcome of its hedging strategies. The standard requires a modified retrospective transition method in which we will recognize the cumulative effect of the change on the opening balance of each affected component of equity in the consolidated balance sheet as of the date of adoption. The Standard was effective for fiscal years beginning after December 15, 2018. The adoption of this accounting standard has not had any material impact on our consolidated financial statements as we do not apply hedge accounting of our derivatives.